Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of sensitivity analysis of the company's assets.

		Impact of a 5%
	Fair Value as of	change in
(in thousands of euros)	December 31, 2021	fair value
Cash and cash equivalents dominated in US Dollar	41,276	(1,966)
Short-term deposit accounts dominated in US Dollar	8,829	(420)